Basis of Presentation - Impact of Revision on Interim Unaudited Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basis Of Presentation [Line Items]
Prepaid expenses and other current assets	$ 25,791	$ 24,064	$ 21,452	$ 16,119				$ 7,678
Total current assets	385,704	437,841	290,429	261,452				165,471
Property and equipment, net	501,109	427,924		314,045				144,748
Right of use assets—operating, net	45,753	40,022	32,881	30,076				22,045
Right of use assets—finance, net	58,393	47,892	40,218	36,904				19,088
Intangible assets, net	161,282	122,485		93,800				30,036	$ 12,477
Other assets	12,077	13,793	11,242	7,528				949
TOTAL ASSETS	1,276,039	1,161,080	902,088	817,905				385,996
Operating lease liabilities—current portion	4,264	4,015	3,497	3,277				2,541
Finance lease liabilities - current portion	5,354	5,004	4,414	3,877				2,272
Total current liabilities	94,469	77,451	101,143	76,121				52,667
Operating lease liabilities	43,657	37,777	30,907	28,120				20,601
Finance lease liabilities	57,234	45,516	38,103	35,058				17,168
Deferred tax liability	40,099	27,632		23,575				5,486
TOTAL LIABILITIES	453,396	402,790	416,504	370,001				253,114
Additional paid-in-capital	613,379	524,953		328,214				76,192
TOTAL SHAREHOLDERS' EQUITY	$ 822,643	758,290	485,584	447,904	$ 289,735	$ 188,568	$ 157,710	132,883	$ 78,814	$ 4,160
As Previously Reported
Basis Of Presentation [Line Items]
Prepaid expenses and other current assets		28,313	25,180	19,815
Total current assets		442,090	294,157	265,148
Property and equipment, net		427,666		317,701
Right of use assets—operating, net		31,254	30,051	28,171
Right of use assets—finance, net		41,521	38,380
Intangible assets, net		123,106		90,144				$ 26,380
Other assets		9,547	7,549	3,944
TOTAL ASSETS		1,146,307	897,455	816,112
Operating lease liabilities—current portion		3,583	3,324	3,154
Finance lease liabilities - current portion		4,723	4,344
Total current liabilities		76,738	100,900	75,998
Operating lease liabilities		29,381	28,326	26,450
Finance lease liabilities		39,694	36,294
Deferred tax liability		29,845
TOTAL LIABILITIES		390,072	411,871	368,208
Additional paid-in-capital		522,898		275,644
TOTAL SHAREHOLDERS' EQUITY		756,235
Adjustment
Basis Of Presentation [Line Items]
Prepaid expenses and other current assets		(4,249)	(3,728)	(3,696)
Total current assets		(4,249)	(3,728)	(3,696)
Property and equipment, net		258
Right of use assets—operating, net		8,768	2,830	1,905
Right of use assets—finance, net		6,371	1,838
Intangible assets, net		(621)
Other assets		4,246	3,693	3,584
TOTAL ASSETS		14,773	4,633	1,793
Operating lease liabilities—current portion		432	173	123
Finance lease liabilities - current portion		281	70
Total current liabilities		713	243	123
Operating lease liabilities		8,396	2,581	1,670
Finance lease liabilities		5,822	1,809
Deferred tax liability		(2,213)
TOTAL LIABILITIES		12,718	$ 4,633	$ 1,793
Additional paid-in-capital		2,055
TOTAL SHAREHOLDERS' EQUITY		$ 2,055